AFFILIATE AND RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Jun. 30, 2017	Jul. 06, 2016
Related Party Transaction [Line Items]
Document Period End Date				Sep. 30, 2017
Investment in affiliates and related parties	$ 1,694		$ 5,606	$ 1,694		$ 5,606
Equity in net income (loss) from investment in related party				(5,697)	$ (400)	(1,132)
Prepayment to affiliate included in other assets	109,652		88,151	109,652		88,151
Transfer of goodwill				(23,101)
Related party expense	28,542	$ 56,595		679,037	66,900	132,427
Capital expenditures				4,800	2,866	4,608
Cash distributions	839,700			839,700	0	365,559
Affiliates
Related Party Transaction [Line Items]
Prepayment to affiliate included in other assets	11,296			11,296
Prepaid Expense, Noncurrent							$ 2,570
Related party note			1,750,000			1,750,000
Due to related parties and affiliates			$ 102,557			$ 102,557
Other Operating Expenses | Affiliates
Related Party Transaction [Line Items]
Related party expense	20,030			48,997
Fees for Executive Services | Affiliates
Related Party Transaction [Line Items]
Related party transaction, annual fee	30,000			30,000
Related party expense	7,500	$ 8,056		22,500	$ 13,056
Installation and Construction | Affiliates
Related Party Transaction [Line Items]
Capital expenditures	68,636			85,320
Fiber To The Home Network [Member]
Related Party Transaction [Line Items]
Payments of advances for capital expenditure				41,036
Equipment and Software Development Costs | Affiliates
Related Party Transaction [Line Items]
Capital expenditures	$ 3,549			$ 12,914
I24News and Altice NV 24/7
Related Party Transaction [Line Items]
Ownership percentage	25.00%		25.00%	25.00%		25.00%
Investment in affiliates and related parties			$ 1,966			$ 1,966
Equity in net income (loss) from investment in related party	$ 541			$ 3,126
Newsday
Related Party Transaction [Line Items]
Ownership percentage of noncontrolling interest								75.00%
Ownership percentage	25.00%			25.00%				25.00%
Investment in affiliates and related parties			3,640			3,640
Equity in net income (loss) from investment in related party	$ 1,034		$ 1,132	$ 2,571
CSC Holdings Revolving Credit Facility | Revolving Credit Facility
Related Party Transaction [Line Items]
Proceeds from credit facility debt	500,000			1,350,000
Other Operating Expense | Transition Services | Affiliates
Related Party Transaction [Line Items]
Other operating expenses, charges for related party services	802			1,766
Transition services credit	$ 76			$ 917		$ 2,589
Altice Technical Service B.V.
Related Party Transaction [Line Items]
Ownership percentage of noncontrolling interest	70.00%			70.00%